Capital Structure - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			11 Months Ended
	Sep. 16, 2020	Jul. 27, 2020	Dec. 31, 2020	Mar. 31, 2021
Class of Stock [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001	$ 0.001
Common stock, shares authorized			150,000,000	150,000,000
Common stock, shares issued			93,750,000	93,815,005
Common stock, shares outstanding			93,750,000	93,815,005
Common stock issued, value			$ 18,476
Common stock issuance transaction costs			$ 1,024
Option Agreement [Member] | Ascent [Member]
Class of Stock [Line Items]
Sale of common shares in transaction		3
Sale of common stock, description		The option expires at the earlier of the nine-month anniversary of the final closing of the Round A Transaction or the three-month anniversary of the closing of the business combination with DCRB or another similar qualified financing and remains outstanding at December 31, 2020.
Common stock exercise price		$ 2.73
Maximum [Member] | Option Agreement [Member] | Ascent [Member]
Class of Stock [Line Items]
Sale of common shares in transaction		4.6
Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of common shares in transaction	10,000,000
Sale of common stock, description	The Round A Transaction closed on various dates between October 7, 2020 and November 12, 2020.
Common stock issued, value	$ 20,000
Common stock issued, shares	10,000,000
Common stock issuance transaction costs	$ 1,000
Equity instrument granted	274,000
Equity instrument fair value	$ 309